UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: April 30, 2017

*	This Form N-CSR pertains to the following series of the Registrant: MFS Inflation-Adjusted Bond Fund. The remaining series of the Registrant each has a fiscal year end of April 30.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2017

MFS® INFLATION-ADJUSTED BOND FUND

IAB-SEM

MFS® INFLATION-ADJUSTED BOND FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite the United Kingdom’s decision to leave the European Union and policy uncertainty accompanying a new presidential administration in the United States, most markets have proved resilient. U.S. share prices have reached new highs, and U.S. bond yields rose on hopes surrounding President Trump’s proposed fiscal policies and indications that the U.S. Federal Reserve will continue to gradually hike interest rates. However, interest rates in most developed markets remain very low, with central banks maintaining accommodative monetary policies in hopes of reinvigorating slow-growing economies and lifting inflation.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, as well as geopolitical hot spots on the Korean peninsula and in the Middle East.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
U.S. Treasury Securities	97.9%
Collateralized Debt Obligations	2.0%
Investment Grade Corporates	0.2%
Municipal Bonds	0.2%

Composition including fixed income credit quality (a)(i)
AAA	2.0%
A	0.4%
U.S. Government	97.9%
Cash & Cash Equivalents	(0.3)%

Portfolio facts (i)
Average Duration (d)	6.0
Average Effective Maturity (m)	8.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Percentages are based on net assets as of 4/30/17.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2016 through April 30, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Expenses Paid During Period (p) 11/01/16-4/30/17
A	Actual	0.80%	$1,000.00	$993.29	$3.95
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
B	Actual	1.55%	$1,000.00	$989.49	$7.65
	Hypothetical (h)	1.55%	$1,000.00	$1,017.11	$7.75
C	Actual	1.65%	$1,000.00	$989.01	$8.14
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25
I	Actual	0.65%	$1,000.00	$994.05	$3.21
	Hypothetical (h)	0.65%	$1,000.00	$1,021.57	$3.26
R1	Actual	1.65%	$1,000.00	$988.97	$8.14
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25
R2	Actual	1.15%	$1,000.00	$991.52	$5.68
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76
R3	Actual	0.90%	$1,000.00	$993.72	$4.45
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
R4	Actual	0.65%	$1,000.00	$994.98	$3.22
	Hypothetical (h)	0.65%	$1,000.00	$1,021.57	$3.26
R6	Actual	0.56%	$1,000.00	$994.52	$2.77
	Hypothetical (h)	0.56%	$1,000.00	$1,022.02	$2.81

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 100.1%
Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 2.0%
A Voce CLO Ltd., 2014-1A, “A1R”, FRN, 2.183%, 7/15/2026 (n)	$4,525,000	$4,519,745
ALM Loan Funding CLO, 2014-14A, “A1R”, 2.322%, 7/28/2026 (z)	3,108,816	3,109,086
Atrium CDO Corp., 2011-A, “A1R”, FRN, 2.293%, 10/23/2025 (n)	4,582,000	4,576,655
Cent CLO LP, 2014-21A, “A1”, FRN, 2.247%, 7/27/2026 (n)	4,862,164	4,858,247
Dryden Senior Loan Fund, 2014-34A, “AR”, FRN, 2.182%, 10/15/2026 (n)	581,195	581,116
TICP CLO Ltd., FRN, 2.156%, 1/20/2027 (n)	2,538,784	2,538,880
West CLO Ltd. 2013-1A, “A1AR”, 2.339%, 11/07/2025 (z)	4,267,000	4,267,000

		$24,450,729
Major Banks - 0.1%
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	$1,134,000	$1,151,498

Municipals - 0.2%
Philadelphia, PA, School District Rev., “A”, AGM, 5.995%, 9/01/2030	$1,925,000	$2,249,247

Other Banks & Diversified Financials - 0.0%
ING Groep N.V., 3.15%, 3/29/2022	$416,000	$422,303

U.S. Treasury Inflation Protected Securities - 95.1%
U.S. Treasury Bonds, 0.125%, 4/15/2020	$40,042,999	$40,514,104
U.S. Treasury Bonds, 1.125%, 1/15/2021	55,686,682	58,521,022
U.S. Treasury Bonds, 0.375%, 7/15/2023	41,177,838	41,943,499
U.S. Treasury Bonds, 0.625%, 1/15/2024	49,267,776	50,639,982
U.S. Treasury Bonds, 0.125%, 7/15/2024	61,037,705	60,756,383
U.S. Treasury Bonds, 0.25%, 1/15/2025	40,751,859	40,565,420
U.S. Treasury Bonds, 2.375%, 1/15/2025	56,806,537	65,624,615
U.S. Treasury Bonds, 0.375%, 7/15/2025	46,718,875	47,116,593
U.S. Treasury Bonds, 0.625%, 1/15/2026	30,703,289	31,454,629
U.S. Treasury Bonds, 2%, 1/15/2026	36,338,448	41,314,271
U.S. Treasury Bonds, 2.375%, 1/15/2027	21,199,698	25,103,262
U.S. Treasury Bonds, 1.75%, 1/15/2028	14,155,927	16,105,524
U.S. Treasury Bonds, 3.625%, 4/15/2028	14,983,081	20,014,939
U.S. Treasury Bonds, 2.5%, 1/15/2029	17,325,647	21,312,262
U.S. Treasury Bonds, 3.875%, 4/15/2029	20,093,615	27,934,907
U.S. Treasury Bonds, 3.375%, 4/15/2032	7,416,504	10,492,321
U.S. Treasury Bonds, 2.125%, 2/15/2040	12,611,801	16,017,316
U.S. Treasury Bonds, 2.125%, 2/15/2041	11,963,754	15,279,676
U.S. Treasury Bonds, 0.75%, 2/15/2042	25,186,105	24,445,482

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Inflation Protected Securities - continued
U.S. Treasury Bonds, 0.625%, 2/15/2043	$18,267,702	$17,145,809
U.S. Treasury Bonds, 1.375%, 2/15/2044	23,855,513	26,537,135
U.S. Treasury Bonds, 0.75%, 2/15/2045	30,056,072	28,877,544
U.S. Treasury Bonds, 1%, 2/15/2046	21,458,503	21,981,061
U.S. Treasury Notes, 1.375%, 7/15/2018	15,206,488	15,606,905
U.S. Treasury Notes, 2.125%, 1/15/2019	21,595,222	22,564,567
U.S. Treasury Notes, 0.125%, 4/15/2019	26,761,898	27,009,713
U.S. Treasury Notes, 1.875%, 7/15/2019	23,238,992	24,540,004
U.S. Treasury Notes, 1.375%, 1/15/2020	25,225,938	26,449,245
U.S. Treasury Notes, 1.25%, 7/15/2020	49,014,399	51,679,557
U.S. Treasury Notes, 0.125%, 4/15/2021	14,829,531	14,970,872
U.S. Treasury Notes, 0.625%, 7/15/2021	59,313,257	61,493,493
U.S. Treasury Notes, 0.125%, 1/15/2022	53,694,454	54,162,187
U.S. Treasury Notes, 0.125%, 7/15/2022	52,600,038	53,097,266
U.S. Treasury Notes, 0.125%, 1/15/2023	50,409,748	50,522,011
U.S. Treasury Notes, 0.125%, 7/15/2026	12,316,297	12,101,154

		$1,163,894,730
U.S. Treasury Obligations - 2.6%
U.S. Treasury Notes, 2%, 11/15/2026	$32,424,000	$31,636,194

Utilities - Electric Power - 0.1%
Virginia Electric & Power Co., 3.5%, 3/15/2027	$1,091,000	$1,125,635
Total Bonds (Identified Cost, $1,183,845,015)		$1,224,930,336

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.78% (v) (Identified Cost, $13,160,679)	13,161,995	$13,161,995
Total Investments (Identified Cost, $1,197,005,694)		$1,238,092,331

Other Assets, Less Liabilities - (1.2)%		(14,460,133)
Net Assets - 100.0%		$1,223,632,198

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $18,226,141, representing 1.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ALM Loan Funding CLO, 2014-14A, “A1R”, 2.322%, 7/28/2026	4/05/17	$3,108,816	$3,109,086
West CLO Ltd. 2013-1A, “A1AR”, 2.339%, 11/07/2025	4/28/17	4,267,000	4,267,000
Total Restricted Securities			$7,376,086
% of Net assets			0.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,183,845,015)	$1,224,930,336
Underlying affiliated funds, at value (identified cost, $13,160,679)	13,161,995
Total investments, at value (identified cost, $1,197,005,694)	$1,238,092,331
Cash	14,569
Receivables for
Investments sold	5,821,550
Fund shares sold	1,102,246
Interest	2,948,743
Other assets	4,086
Total assets	$1,247,983,525
Liabilities
Payables for
Distributions	$8,778
Investments purchased	23,722,607
Fund shares reacquired	259,193
Payable to affiliates
Investment adviser	1,587
Shareholder servicing costs	292,611
Distribution and service fees	3,115
Payable for independent Trustees’ compensation	4,818
Accrued expenses and other liabilities	58,618
Total liabilities	$24,351,327
Net assets	$1,223,632,198
Net assets consist of
Paid-in capital	$1,224,283,821
Unrealized appreciation (depreciation) on investments	41,086,637
Accumulated net realized gain (loss) on investments	(44,189,000)
Undistributed net investment income	2,450,740
Net assets	$1,223,632,198
Shares of beneficial interest outstanding	117,254,335

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$49,354,895	4,741,315	$10.41
Class B	8,733,930	842,752	10.36
Class C	11,720,388	1,130,080	10.37
Class I	22,081,967	2,118,671	10.42
Class R1	319,517	30,858	10.35
Class R2	1,219,808	117,380	10.39
Class R3	2,285,897	219,654	10.41
Class R4	675,609	64,865	10.42
Class R6	1,127,240,187	107,988,760	10.44

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.87 [100 / 95.75 x $10.41]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$16,337,372
Dividends from underlying affiliated funds	42,183
Total investment income	$16,379,555
Expenses
Management fee	$3,021,002
Distribution and service fees	174,601
Shareholder servicing costs	559,546
Administrative services fee	99,481
Independent Trustees’ compensation	13,855
Custodian fee	36,245
Shareholder communications	15,953
Audit and tax fees	19,807
Legal fees	6,248
Miscellaneous	85,986
Total expenses	$4,032,724
Reduction of expenses by investment adviser and distributor	(445,522)
Net expenses	$3,587,202
Net investment income	$12,792,353
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(174,397)
Underlying affiliated funds	(1,160)
Net realized gain (loss) on investments	$(175,557)
Change in unrealized appreciation (depreciation) on investments	$(18,981,113)
Net realized and unrealized gain (loss) on investments	$(19,156,670)
Change in net assets from operations	$(6,364,317)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/17 (unaudited)	Year ended 10/31/16
From operations
Net investment income	$12,792,353	$11,750,996
Net realized gain (loss) on investments	(175,557)	(2,453,315)
Net unrealized gain (loss) on investments	(18,981,113)	53,804,405
Change in net assets from operations	$(6,364,317)	$63,102,086
Distributions declared to shareholders
From net investment income	$(16,210,571)	$(13,961,366)
Change in net assets from fund share transactions	$7,213,668	$(32,397,006)
Total change in net assets	$(15,361,220)	$16,743,714
Net assets
At beginning of period	1,238,993,418	1,222,249,704
At end of period (including undistributed net investment income of $2,450,740 and $5,868,958, respectively)	$1,223,632,198	$1,238,993,418

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$10.61		$10.19	$10.47	$10.57	$11.59	$11.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.07	$(0.02)	$0.11	$0.10	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(0.17)		0.45	(0.21)	(0.01)	(0.91)	0.61
Total from investment operations	$(0.07)		$0.52	$(0.23)	$0.10	$(0.81)	$0.77
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.10)	$(0.05)	$(0.20)	$(0.14)	$(0.43)
From net realized gain on investments	—		—	—	—	(0.07)	(0.02)
Total distributions declared to shareholders	$(0.13)		$(0.10)	$(0.05)	$(0.20)	$(0.21)	$(0.45)
Net asset value, end of period (x)	$10.41		$10.61	$10.19	$10.47	$10.57	$11.59
Total return (%) (r)(s)(t)(x)	(0.67	)(n)	5.09	(2.17)	0.94	(7.09)	7.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.99	1.02	0.96	0.98	0.95
Expenses after expense reductions (f)	0.80	(a)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	1.90	(a)(l)	0.71	(0.23)	1.07	0.94	1.43
Portfolio turnover	12	(n)	23	26	22	28	26
Net assets at end of period (000 omitted)	$49,355		$48,046	$53,400	$68,336	$92,806	$139,268

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$10.56		$10.14	$10.46	$10.56	$11.58	$11.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$(0.01)	$(0.10)	$0.04	$0.02	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(0.17)		0.45	(0.20)	(0.02)	(0.91)	0.61
Total from investment operations	$(0.11)		$0.44	$(0.30)	$0.02	$(0.89)	$0.69
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.02)	$(0.02)	$(0.12)	$(0.06)	$(0.36)
From net realized gain on investments	—		—	—	—	(0.07)	(0.02)
Total distributions declared to shareholders	$(0.09)		$(0.02)	$(0.02)	$(0.12)	$(0.13)	$(0.38)
Net asset value, end of period (x)	$10.36		$10.56	$10.14	$10.46	$10.56	$11.58
Total return (%) (r)(s)(t)(x)	(1.05	)(n)	4.33	(2.92)	0.18	(7.79)	6.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.74	1.77	1.71	1.73	1.70
Expenses after expense reductions (f)	1.55	(a)	1.55	1.55	1.55	1.55	1.55
Net investment income (loss)	1.10	(a)(l)	(0.08)	(0.94)	0.39	0.18	0.71
Portfolio turnover	12	(n)	23	26	22	28	26
Net assets at end of period (000 omitted)	$8,734		$10,599	$12,855	$16,193	$19,956	$32,992

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$10.57		$10.15	$10.48	$10.57	$11.59	$11.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$(0.02)	$(0.11)	$0.03	$0.01	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(0.17)		0.45	(0.21)	(0.01)	(0.91)	0.60
Total from investment operations	$(0.12)		$0.43	$(0.32)	$0.02	$(0.90)	$0.67
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.01)	$(0.01)	$(0.11)	$(0.05)	$(0.34)
From net realized gain on investments	—		—	—	—	(0.07)	(0.02)
Total distributions declared to shareholders	$(0.08)		$(0.01)	$(0.01)	$(0.11)	$(0.12)	$(0.36)
Net asset value, end of period (x)	$10.37		$10.57	$10.15	$10.48	$10.57	$11.59
Total return (%) (r)(s)(t)(x)	(1.10	)(n)	4.22	(3.05)	0.18	(7.89)	6.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.74	1.77	1.71	1.73	1.70
Expenses after expense reductions (f)	1.65	(a)	1.65	1.65	1.65	1.65	1.65
Net investment income (loss)	1.06	(a)(l)	(0.16)	(1.06)	0.27	0.08	0.61
Portfolio turnover	12	(n)	23	26	22	28	26
Net assets at end of period (000 omitted)	$11,720		$12,199	$13,840	$17,186	$24,249	$51,751

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class I			2016	2015	2014	2013		2012

Net asset value, beginning of period	$10.62		$10.20	$10.48	$10.57	$11.60		$11.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.12	$0.01	$0.13	$(0.09	)(g)	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(0.17)		0.41	(0.23)	(0.01)	(0.71	)(g)	0.60
Total from investment operations	$(0.06)		$0.53	$(0.22)	$0.12	$(0.80)		$0.79
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.11)	$(0.06)	$(0.21)	$(0.16)		$(0.45)
From net realized gain on investments	—		—	—	—	(0.07)		(0.02)
Total distributions declared to shareholders	$(0.14)		$(0.11)	$(0.06)	$(0.21)	$(0.23)		$(0.47)
Net asset value, end of period (x)	$10.42		$10.62	$10.20	$10.48	$10.57		$11.60
Total return (%) (r)(s)(x)	(0.60	)(n)	5.24	(2.09)	1.18	(7.03)		7.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.73	0.77	0.71	0.67		0.70
Expenses after expense reductions (f)	0.65	(a)	0.65	0.65	0.65	0.65		0.65
Net investment income (loss)	2.21	(a)(l)	1.19	0.09	1.24	(0.74)		1.67
Portfolio turnover	12	(n)	23	26	22	28		26
Net assets at end of period (000 omitted)	$22,082		$15,502	$5,562	$5,566	$7,116		$621,396

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R1			2016	2015	2014	2013	2012

Net asset value, beginning of period	$10.55		$10.13	$10.46	$10.55	$11.57	$11.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$(0.04)	$(0.11)	$0.03	$0.01	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(0.18)		0.47	(0.21)	(0.01)	(0.91)	0.60
Total from investment operations	$(0.12)		$0.43	$(0.32)	$0.02	$(0.90)	$0.67
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.01)	$(0.01)	$(0.11)	$(0.05)	$(0.34)
From net realized gain on investments	—		—	—	—	(0.07)	(0.02)
Total distributions declared to shareholders	$(0.08)		$(0.01)	$(0.01)	$(0.11)	$(0.12)	$(0.36)
Net asset value, end of period (x)	$10.35		$10.55	$10.13	$10.46	$10.55	$11.57
Total return (%) (r)(s)(x)	(1.10	)(n)	4.23	(3.06)	0.18	(7.90)	6.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.74	1.77	1.71	1.73	1.70
Expenses after expense reductions (f)	1.65	(a)	1.65	1.65	1.65	1.65	1.65
Net investment income (loss)	1.14	(a)(l)	(0.34)	(1.03)	0.29	0.06	0.63
Portfolio turnover	12	(n)	23	26	22	28	26
Net assets at end of period (000 omitted)	$320		$331	$479	$707	$787	$1,192

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R2			2016	2015	2014	2013	2012

Net asset value, beginning of period	$10.59		$10.17	$10.47	$10.57	$11.59	$11.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.05	$(0.08)	$0.08	$0.06	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.17)		0.43	(0.18)	(0.02)	(0.91)	0.61
Total from investment operations	$(0.09)		$0.48	$(0.26)	$0.06	$(0.85)	$0.73
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.06)	$(0.04)	$(0.16)	$(0.10)	$(0.39)
From net realized gain on investments	—		—	—	—	(0.07)	(0.02)
Total distributions declared to shareholders	$(0.11)		$(0.06)	$(0.04)	$(0.16)	$(0.17)	$(0.41)
Net asset value, end of period (x)	$10.39		$10.59	$10.17	$10.47	$10.57	$11.59
Total return (%) (r)(s)(x)	(0.85	)(n)	4.73	(2.53)	0.58	(7.42)	6.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.24	1.27	1.21	1.23	1.20
Expenses after expense reductions (f)	1.15	(a)	1.15	1.15	1.15	1.15	1.15
Net investment income (loss)	1.49	(a)(l)	0.52	(0.80)	0.75	0.53	1.07
Portfolio turnover	12	(n)	23	26	22	28	26
Net assets at end of period (000 omitted)	$1,220		$1,438	$2,428	$3,230	$3,573	$5,218

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$10.60		$10.19	$10.47	$10.57	$11.59	$11.27
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.08	$0.02	$0.11	$0.09	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(0.16)		0.42	(0.25)	(0.02)	(0.91)	0.61
Total from investment operations	$(0.07)		$0.50	$(0.23)	$0.09	$(0.82)	$0.76
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.09)	$(0.05)	$(0.19)	$(0.13)	$(0.42)
From net realized gain on investments	—		—	—	—	(0.07)	(0.02)
Total distributions declared to shareholders	$(0.12)		$(0.09)	$(0.05)	$(0.19)	$(0.20)	$(0.44)
Net asset value, end of period (x)	$10.41		$10.60	$10.19	$10.47	$10.57	$11.59
Total return (%) (r)(s)(x)	(0.63	)(n)	4.89	(2.21)	0.84	(7.19)	6.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.99	1.02	0.96	0.98	0.95
Expenses after expense reductions (f)	0.90	(a)	0.90	0.90	0.90	0.90	0.90
Net investment income	1.82	(a)(l)	0.72	0.18	1.07	0.83	1.31
Portfolio turnover	12	(n)	23	26	22	28	26
Net assets at end of period (000 omitted)	$2,286		$2,278	$2,008	$1,677	$1,972	$2,619

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$10.61		$10.20	$10.47	$10.56	$11.59	$11.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.05	$(0.01)	$0.15	$0.11	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(0.16)		0.47	(0.20)	(0.03)	(0.91)	0.61
Total from investment operations	$(0.05)		$0.52	$(0.21)	$0.12	$(0.80)	$0.79
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.11)	$(0.06)	$(0.21)	$(0.16)	$(0.45)
From net realized gain on investments	—		—	—	—	(0.07)	(0.02)
Total distributions declared to shareholders	$(0.14)		$(0.11)	$(0.06)	$(0.21)	$(0.23)	$(0.47)
Net asset value, end of period (x)	$10.42		$10.61	$10.20	$10.47	$10.56	$11.59
Total return (%) (r)(s)(x)	(0.50	)(n)	5.14	(2.00)	1.18	(7.04)	7.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.73	0.77	0.71	0.73	0.70
Expenses after expense reductions (f)	0.65	(a)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	2.06	(a)(l)	0.51	(0.12)	1.39	1.01	1.58
Portfolio turnover	12	(n)	23	26	22	28	26
Net assets at end of period (000 omitted)	$676		$704	$187	$297	$381	$622

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R6			2016	2015	2014	2013 (i)

Net asset value, beginning of period	$10.64		$10.22	$10.48	$10.58	$11.35
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.10	$0.02	$0.15	$0.16	(g)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.17)		0.44	(0.21)	(0.03)	(0.84	)(g)
Total from investment operations	$(0.06)		$0.54	$(0.19)	$0.12	$(0.68)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.12)	$(0.07)	$(0.22)	$(0.09)
Net asset value, end of period (x)	$10.44		$10.64	$10.22	$10.48	$10.58
Total return (%) (r)(s)(x)	(0.55	)(n)	5.32	(1.85)	1.14	(5.97	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.65	0.67	0.65	0.65	(a)
Expenses after expense reductions (f)	0.56	(a)	0.56	0.55	0.60	0.53	(a)
Net investment income	2.15	(a)(l)	0.99	0.22	1.42	2.20	(a)
Portfolio turnover	12	(n)	23	26	22	28
Net assets at end of period (000 omitted)	$1,127,240		$1,147,895	$1,131,491	$977,429	$841,405

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net investment income and/or net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amounts of realized and unrealized gains and losses and/or inflation/deflation adjustments at such time.
(i)	For the period from the class inception, March 1, 2013, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Inflation-Adjusted Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted

Notes to Financial Statements (unaudited) – continued

or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to

Notes to Financial Statements (unaudited) – continued

measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,195,530,924	$—	$1,195,530,924
Municipal Bonds	—	2,249,247	—	2,249,247
U.S. Corporate Bonds	—	1,125,635	—	1,125,635
Asset-Backed Securities (including CDOs)	—	24,450,729	—	24,450,729
Foreign Bonds	—	1,573,801	—	1,573,801
Mutual Funds	13,161,995	—	—	13,161,995
Total Investments	$13,161,995	$1,224,930,336	$—	$1,238,092,331

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain

Notes to Financial Statements (unaudited) – continued

indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/16
Ordinary income (including any short-term capital gains)	$13,961,366

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/17
Cost of investments	$1,211,904,688
Gross appreciation	30,006,439
Gross depreciation	(3,818,796)
Net unrealized appreciation (depreciation)	$26,187,643

As of 10/31/16
Undistributed ordinary income	7,019,589
Capital loss carryforwards	(29,134,910)
Other temporary differences	(1,150,631)
Net unrealized appreciation (depreciation)	45,189,217

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(8,518,406)
Long-Term	(20,616,504)
Total	$(29,134,910)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/17	Year ended 10/31/16
Class A	$594,481	$465,754
Class B	84,557	21,420
Class C	94,155	10,738
Class I	225,873	96,971
Class R1	2,565	332
Class R2	14,759	12,826
Class R3	26,225	18,035
Class R4	8,661	3,095
Class R6	15,159,295	13,332,195
Total	$16,210,571	$13,961,366

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2017, this management fee reduction amounted to $45,400, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
0.80%	1.55%	1.65%	0.65%	1.65%	1.15%	0.90%	0.65%	0.60%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2018. For the six months ended April 30, 2017, this reduction amounted to $371,000, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,925 for the six months ended April 30, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$60,337
Class B	0.75%	0.25%	1.00%	0.90%	47,979
Class C	0.75%	0.25%	1.00%	1.00%	58,480
Class R1	0.75%	0.25%	1.00%	1.00%	1,666
Class R2	0.25%	0.25%	0.50%	0.50%	3,364
Class R3	—	0.25%	0.25%	0.25%	2,775
Total Distribution and Service Fees					$174,601

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2017 based on each class’s average daily net assets. 0.10% of the Class A service fee is currently being waived under a written waiver arrangement. For the six months ended April 30, 2017, this waiver amounted to $24,135 and is included in the reduction of total expenses in the Statement of Operations. 0.10% of the Class B service fee is currently being waived under a written waiver agreement. For the six months ended April 30, 2017, this waiver amounted to $4,798 and is included in the reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until February 28, 2018. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2017, this rebate amounted to $155, $7, and $27 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2017, were as follows:

Amount
Class A	$5,132
Class B	12,253
Class C	238

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2017, the fee was $17,523, which equated to 0.0029% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $51,205.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended April 30, 2017, these costs for the fund amounted to $490,818 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.0165% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2017, the fee paid by the fund under this agreement was $1,167 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2016, MFS purchased 6,240 shares of Class I for an aggregate amount of $64,339.

(4) Portfolio Securities

For the six months ended April 30, 2017, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$119,743,714	$150,811,363
Investments (non-U.S. Government securities)	$29,357,555	$—

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/17		Year ended 10/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,073,049	$11,100,426	675,927	$7,034,923
Class B	54,976	566,746	42,569	440,151
Class C	121,517	1,253,954	108,722	1,128,679
Class I	957,086	9,922,427	1,124,999	11,803,428
Class R1	5,680	58,528	11,454	117,461
Class R2	19,499	203,361	45,104	462,431
Class R3	17,956	185,750	80,235	839,146
Class R4	4,369	45,101	52,280	553,867
Class R6	3,300,257	34,124,590	5,976,709	62,480,486
	5,554,389	$57,460,883	8,117,999	$84,860,572

Shares issued to shareholders in reinvestment of distributions
Class A	51,769	$534,212	39,890	$416,002
Class B	6,564	67,276	1,646	17,030
Class C	8,372	85,850	960	9,897
Class I	20,754	214,512	8,343	87,552
Class R1	250	2,565	32	332
Class R2	1,258	12,942	917	9,538
Class R3	2,541	26,225	1,722	17,971
Class R4	838	8,661	295	3,095
Class R6	1,461,800	15,133,958	1,272,311	13,311,783
	1,554,146	$16,086,201	1,326,116	$13,873,200

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/17		Year ended 10/31/16
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(913,272)	$(9,450,388)	(1,426,955)	$(14,811,178)
Class B	(222,598)	(2,293,735)	(307,661)	(3,175,709)
Class C	(154,252)	(1,590,127)	(318,539)	(3,293,040)
Class I	(318,869)	(3,312,264)	(218,708)	(2,296,750)
Class R1	(6,460)	(66,810)	(27,362)	(280,487)
Class R2	(39,202)	(405,099)	(148,901)	(1,553,051)
Class R3	(15,685)	(164,493)	(64,288)	(675,049)
Class R4	(6,641)	(69,044)	(4,652)	(48,937)
Class R6	(4,698,056)	(48,981,456)	(10,064,775)	(104,996,577)
	(6,375,035)	$(66,333,416)	(12,581,841)	$(131,130,778)

Net change
Class A	211,546	$2,184,250	(711,138)	$(7,360,253)
Class B	(161,058)	(1,659,713)	(263,446)	(2,718,528)
Class C	(24,363)	(250,323)	(208,857)	(2,154,464)
Class I	658,971	6,824,675	914,634	9,594,230
Class R1	(530)	(5,717)	(15,876)	(162,694)
Class R2	(18,445)	(188,796)	(102,880)	(1,081,082)
Class R3	4,812	47,482	17,669	182,068
Class R4	(1,434)	(15,282)	47,923	508,025
Class R6	64,001	277,092	(2,815,755)	(29,204,308)
	733,500	$7,213,668	(3,137,726)	$(32,397,006)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, The MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 33%, 24%, 20%, 5%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other

Notes to Financial Statements (unaudited) – continued

funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2017, the fund’s commitment fee and interest expense were $4,319 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,647,351	131,701,124	(124,186,480)	13,161,995

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,160)	$—	$42,183	$13,161,995

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust IX, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	11,171,832,602.936	252,472,528.667
John A. Caroselli	11,186,044,584.973	238,260,546.630
Maureen R. Goldfarb	11,208,124,346.427	216,180,785.176
David H. Gunning	11,163,246,508.275	261,058,612.718
Michael Hegarty	11,170,568,782.158	253,736,338.835
John P. Kavanaugh	11,208,427,333.961	215,877,787.032
Robert J. Manning	11,189,217,563.222	235,087,557.771
Clarence Otis, Jr.	11,177,063,549.895	247,241,581.708
Maryanne L. Roepke	11,215,816,195.425	208,488,936.178
Robin A. Stelmach	11,209,287,785.516	215,017,346.087
Laurie J. Thomsen	11,198,628,937.494	225,676,194.110

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

Effective January 1, 2017, the Code of Ethics (the “Code”) was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the amended Code effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2017

*	Print name and title of each signing officer under his or her signature.